Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

November 6, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:       Forward Funds (“Registrant”)

             File Nos: 033-48940

                              811-06722

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in supplements, dated October 25, 2012, to the Prospectuses dated May 1, 2012, for Investor Class, Institutional Class, Class A and Class C shares of the Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund and Forward Income & Growth Allocation Fund (collectively, “Funds”). The purpose of the filing is to submit the 497(c) filing dated October 25, 2012 in XBRL for the Funds.

If you have any questions regarding this filing, please contact Erin Douglas, Vice President and Sr. Associate Counsel with the Registrant’s service provider, ALPS Fund Services, Inc., at (720) 917-0602.

Sincerely,

/s/ Robert S. Naka
Robert S. Naka Secretary